CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues		$ 31,976,268	$ 83,926,614	$ 272,145,821
Cost of revenues (including share-based compensation expense of US$142,404, US$(22,682) and US$21,434 in 2021, 2022 and 2023, respectively)		(6,035,768)	(13,070,923)	(32,825,888)
Gross profit		25,940,500	70,855,691	239,319,933
Operating expenses:
General and administrative expenses (including share-based compensation expense of US$1,754,275, US$1,237,663 and US$512,837 in 2021, 2022 and 2023, respectively)		(4,384,720)	(11,907,809)	(17,815,839)
Research and development expenses (including share-based compensation expense of US$1,716,316, US$545,673 and US$180,355 in 2021, 2022 and 2023, respectively)		(7,210,687)	(15,523,180)	(34,433,316)
Sales and marketing expenses (including share-based compensation expense of US$103,324, US$59,974 and US$(10,061) in 2021, 2022 and 2023, respectively)		(17,674,610)	(44,378,533)	(200,235,468)
Other operating income (loss), net		793,685	2,441,559	4,453,462
Total operating expenses		(28,476,332)	(69,367,963)	(248,031,161)
(Loss) income from operations		(2,535,832)	1,487,728	(8,711,228)
Interest (expenses) income, net		(28,443)	(1,362,001)	(5,689,947)
Impairment loss of investment		0	0	(248,140)
Foreign exchange (loss) gain, net		(10,829)	(93,145)	(219,642)
Fair value change of derivatives			553,707	1,108,648
(Loss) income before income taxes		(2,575,104)	586,289	(13,760,309)
Income tax expenses		(20,837)	(9,058)	(51,970)
Share of loss in equity method investment			(62,217)	(65,084)
Net (loss) income		(2,595,941)	515,014	(13,877,363)
Deemed dividend in relation to the convertible notes				(1,368,866)
Net (loss) income attributable to ordinary shareholders		$ (2,595,941)	$ 515,014	$ (15,246,229)
Net (loss) income per ordinary share:
Basic (in dollars per share)		$ (0.0005)	$ 0.0001	$ (0.005)
Diluted (in dollars per share)		$ (0.0005)	$ 0.0001	$ (0.005)
Weighted average shares used in calculating net loss per ordinary share:
Basic (in shares)		4,837,255,456	4,591,748,099	3,303,168,725
Diluted (in shares)		4,837,255,456	4,592,307,849	3,303,168,725
ADS
Net (loss) income per ordinary share:
Basic (in dollars per share)	[1]	$ (0.35)	$ 0.07	$ (3.00)
Diluted (in dollars per share)	[1]	$ (0.35)	$ 0.07	$ (3.00)

[1]	Basic and diluted earnings per ADS for the years ended December 31, 2021 have been retrospectively adjusted for the ADS ratio change that were effective on May 9, 2022. Refer to Note 2(a) for additional information.